                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                   ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09060

                           HOLLAND SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                                375 Park Avenue
                               New York, NY 10152

(Address of principal executive offices)   Copy to:

Michael Holland                            Julie Tedesco, Esq.
President and Treasurer                    State Street Bank and Trust Company
Holland Series Fund, Inc.                  2 Avenue de Lafayette, 6th Floor
375 Park Avenue                            Boston, Massachusetts 02111
New York, New York 10152
                                           and

                                           Timothy Diggins, Esq.
                                           Ropes & Gray
                                           One International Place
                                           Boston, Massachusetts 02110

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-304-6552

Date of fiscal year end: September 30

Date of reporting period: July 1, 2006 - June 30, 2007

ITEM 1. PROXY VOTING RECORD

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3M CO.

TICKER SYMBOL: MMM                          CUSIP NO. 88579Y101
MEETING DATE:  05/08/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: Election of Directors                         Issuer           For All    For
1.1 Linda G. Alvarado
1.2 George W. Buckley
1.3 Vance D. Coffman
1.4 Michael L. Eskew
1.5 W. James Farrell
1.6 Herbert L. Henkel
1.7 Edward M. Liddy
1.8 Robert S. Morrison
1.9 Aulana L. Peters
1.10 Rozanne L. Ridgway
PROPOSAL 2: Ratify Appointment of                         Issuer           For        For
PricewaterhouseCoopers as 3M's Independent Registered
Public Accounting Firm
PROPOSAL 3: Proposal to Amend the Company's Restated      Issuer           For        For
Certificate of Incorporation to Eliminate the
Supermajority Vote Requirement
PROPOSAL 4: Proposal to Amend the Company's Restated      Issuer           For        For
Certificate of Incorporation to Eliminate the Fair
Price Provision
PROPOSAL 5: Proposal Regarding Approval of the            Issuer           For        For
Executive Annual Incentive Plan
PROPOSAL 6: Proposal Regarding Approval of the Material   Issuer           For        For
Terms of the Performance Criteria Under the Performance
Unit Plan
PROPOSAL 6: Proposal Regarding Executive Compensation     Security Holder  Against    Against
Based on the Performance of Peer Companies

--------------------------------------------------------------------------------

AMERICAN EXPRESS CO.

TICKER SYMBOL: AXP                          CUSIP NO. 025816109
MEETING DATE:  04/23/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: Election of Directors                         Issuer           Abstained  For
1.1 D.F. Akerson
1.2 C. Barshefsky
1.3 U.M. Burns
1.4 K.I. Chenault
1.5 P. Chernin
1.6 V.E. Jordan, Jr.
1.7 J. Leschly
1.8 R.C. Levin
1.9 R.A. McGinn
1.10 E.D. Miller
1.11 F.P. Popoff
1.12 S.S. Reinemund
1.13 R.D. Walter
1.14 R.A. Williams
PROPOSAL 2: Selection of PricewaterhouseCoopers as Our    Issuer           Abstained  For
Independent Registered Public Accountants for 2007
PROPOSAL 3: Proposal to Approve the American Express      Issuer           Abstained  For
Company 2007 Incentive Compensation Plan
PROPOSAL 4: Shareholder Proposal Relating to Cumulative   Security Holder  Abstained  Against
Voting for Directors

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BERKSHIRE HATHAWAY, INC.

TICKER SYMBOL: BRK.A                        CUSIP NO. 084670108
MEETING DATE:  05/05/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: Election of Directors                         Issuer           For All    For
1.1 Warren E. Buffett
1.2 Charles T. Munger
1.3 Howard G. Buffett
1.4 Susan L. Decker
1.5 William H. Gates III
1.6 David S. Gottesman
1.7 Charlotte Guyman
1.8 Donald R. Keough
1.9 Thomas S. Murphy
1.10 Ronald L. Olson
1.11 Walter Scott, Jr.
PROPOSAL 2: Proposal to Approve the Shareholder           Security Holder  Against    Against
Proposal with Respect to Investments in Certain Foreign
Corporations

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CITIGROUP, INC.

TICKER SYMBOL: C                            CUSIP NO. 172967101
MEETING DATE:  04/17/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: ELECTION OF DIRECTORS                         Issuer           Abstained  For
1.A C. Michael Armstrong
1.B Alain J.P. Belda
1.C George David
1.D Kenneth T. Derr
1.E John M. Deutch
1.F Roberto Hernandez Ramirez
1.G Klaus Kleinfield
1.H Andrew N. Liveris
1.I Anne Mulcahy
1.J Richard D. Parsons
1.K Charles Prince
1.L Judith Rodin
1.M Robert E. Rubin
1.N Franklin A. Thomas
PROPOSAL 2: Ratify the Selection of KPMG LLP as           Issuer           Abstained  For
Citigroup's Independent Registered Public Accounting
Firm for 2007
PROPOSAL 3: Proposal Requesting a Report on Prior         Security Holder  Abstained  Against
Governmental Service of Certain Individuals
PROPOSAL 4: Proposal Requesting a Report on Political     Security Holder  Abstained  Against
Contributions
PROPOSAL 5: Proposal Requesting a Report on Charitable    Security Holder  Abstained  Against
Contributions
PROPOSAL 6:  Proposal Requesting an Advisory Resolution   Security Holder  Abstained  Against
to Ratify Executive Compensation
PROPOSAL 7: Proposal Requesting that CEO Compensation     Security Holder  Abstained  Against
be Limited to No More than 100 Times the Average
Compensation Paid to Worldwide Employees
PROPOSAL 8: Proposal Requesting that the Chairman of      Security Holder  Abstained  Against
the Board have no Management Duties, Titles or
Responsibilities
PROPOSAL 9: Proposal Requesting that Stock Options be     Security Holder  Abstained  Against
Subject to a Five-Year Sales Restriction
PROPOSAL 10: Proposal Requesting Cumulative Voting        Security Holder  Abstained  Against
PROPOSAL 11: Proposal Requesting that Stockholders have   Security Holder  Abstained  Against
the Right to Call Special Shareholder Meetings

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COMCAST CORPORATION

TICKER SYMBOL: CMSCA                        CUSIP NO. 20030N101
MEETING DATE:  05/23/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: Election of Directors                         Issuer           For All    For
1.1 S. Decker Anstrom
1.2 Kenneth J. Bacon
1.3 Sheldon M. Bonovitz
1.4 Edward D. Breen
1.5 Julian A. Brodsky
1.6 Joseph J. Collins
1.7 J. Michael Cook
1.8 Jeffrey A. Honickman
1.9 Brian L. Roberts
1.10 Ralph J. Roberts
1.11 Dr. Judith Rodin
1.12 Michael I. Sovern
PROPOSAL 2: Independent Auditors                          Issuer           For        For
PROPOSAL 3: Proposal to Prevent the Issuance of New       Security Holder  Against    Against
Stock Options
PROPOSAL 4: Proposal that the Chairman of the Board Not   Security Holder  Against    Against
Be an Employee
PROPOSAL 5: Proposal to Require Sustainability Report     Security Holder  Against    Against
PROPOSAL 6: Proposal to Adopt a Recapitalization Plan     Security Holder  Against    Against
PROPOSAL 7: Proposal to Require Annual Vote on            Security Holder  Against    Against
Executive Compensation
PROPOSAL 8: Proposal to Require Pay Differential Report   Security Holder  Against    Against
PROPOSAL 9: Proposal to Require Disclosure of Political   Security Holder  Against    Against
Contributions

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EXXON MOBIL CORP.

TICKER SYMBOL: XOM                          CUSIP NO. 30231G102
MEETING DATE:  05/30/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: Election of Directors                         Issuer           For All    For
1.1 M.J. Boskin
1.2 W.W. George
1.3 J.R. Houghton
1.4 W.R. Howell
1.5 R.C. King
1.6 P.E. Lippincott
1.7 M.C. Nelson
1.8 S.J. Palmisano
1.9 S.S. Reinemund
1.10 W.V. Shipley
1.11 J.S. Simon
1.12 R.W. Tillerson
PROPOSAL 2: Ratification of Independent Auditors          Issuer           For        For
PROPOSAL 3: Cumulative Voting                             Security Holder  Against    Against
PROPOSAL 4: Special Shareholder Meetings                  Security Holder  Against    Against
PROPOSAL 5: Board Chairman and CEO                        Security Holder  Against    Against
PROPOSAL 6: Dividend Strategy                             Security Holder  Against    Against
PROPOSAL 7: Shareholder Advisory Vote on Executive        Security Holder  Against    Against
Compensation
PROPOSAL 8: CEO Compensation Decisions                    Security Holder  Against    Against
PROPOSAL 9: Executive Compensation Report                 Security Holder  Against    Against
PROPOSAL 10: Executive Compensation Limit                 Security Holder  Against    Against
PROPOSAL 11: Incentive Pay Recoupment                     Security Holder  Against    Against
PROPOSAL 12: Political Contributions Report               Security Holder  Against    Against
PROPOSAL 13: Amendments of EEO Policy                     Security Holder  Against    Against
PROPOSAL 14: Community Environmental Impact               Security Holder  Against    Against

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 15: Greenhouse Gas Emissions Goals               Security Holder  Against    Against
PROPOSAL 16: CO(2) Information at the Pump                Security Holder  Against    Against
PROPOSAL 17: Renewable Energy Investment Levels           Security Holder  Against    Against

--------------------------------------------------------------------------------

GENERAL ELECTRIC CO.

TICKER SYMBOL: GE                           CUSIP NO. 369604103
MEETING DATE:  04/25/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL A1: Election of Directors                        Issuer           Abstained  For
1.1 James I. Cash, Jr.
1.2 Sir William M. Castell
1.3 Ann M. Fudge
1.4 Claudio X. Gonzalez
1.5 Susan Hockfield
1.6 Jeffrey R. Immelt
1.7 Andrea Jung
1.8 Alan G. (A.G.) Lafley
1.9 Robert W. Lane
1.10 Ralph S. Larsen
1.11 Rochelle B. Lazarus
1.12 Sam Nunn
1.13 Roger S. Penske
1.14 Robert J. Swieringa
1.15 Douglas A. Warner III
1.16 Rober C. Wright
PROPOSAL B: Ratification of KPMG                          Issuer           Abstained  For
PROPOSAL C: Adoption of Majority Voting for Directors     Issuer           Abstained  For
PROPOSAL D: Approval of 2007 Long Term Incentive Plan     Issuer           Abstained  For
PROPOSAL E: Approval of Material Terms of Senior          Issuer           Abstained  For
Officer Performance Goals
PROPOSAL 1:  Cumulative Voting                            Security Holder  Abstained  Against
PROPOSAL 2: Curb Over-Extended Directors                  Security Holder  Abstained  Against
PROPOSAL 3: One Director from the Rank of Retirees        Security Holder  Abstained  Against
PROPOSAL 4: Independent Board Chairman                    Security Holder  Abstained  Against
PROPOSAL 5: Eliminate Dividend Equivalents                Security Holder  Abstained  Against
PROPOSAL 6: Report on Charitable Contributions            Security Holder  Abstained  Against

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 7: Global Warming Report                         Security Holder  Abstained  Against
PROPOSAL 8: Ethical Criteria for Military Contracts       Security Holder  Abstained  Against
PROPOSAL 9: Report on Pay Differential                    Security Holder  Abstained  Against

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INTEL CORP.

TICKER SYMBOL: INTC                         CUSIP NO. 458140100
MEETING DATE:  05/16/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL A: Election of Directors                         Issuer           For All    For
1.A Craig R. Barrett
1.B Charlene Barshefsky
1.C Susan L. Decker
1.D D. James Guzy
1.E Reed E. Hundt
1.F Paul S. Otellini
1.G James D. Plummer
1.H David S. Pottruck
1.I Jane E. Shaw
1.J John L. Thornton
1.K David B. Yoffie
PROPOSAL 2: Ratification of Selection of Ernst & Young    Issuer           For        For
LLP as our Independent Registered Public Accounting Firm
PROPOSAL 3: Amendment and Extension of the 2006 Equity    Issuer           For        For
Incentive Plan
PROPOSAL 4: Approval of the 2007 Executive Officer        Issuer           For        For
Incentive Plan
PROPOSAL 5: Stockholder Proposal Requesting Limitation    Security Holder  Against    Against
on Executive Compensation

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INTERNATIONAL BUSINESS MACHINES CORP.

TICKER SYMBOL: IBM                          CUSIP NO. 459200101
MEETING DATE:  04/24/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: Election of Directors                         Issuer           For All    For
1.1 C. Black
1.2 K.I. Chenault
1.3 J. Dormann
1.4 M.L. Eskew
1.5 S.A. Jackson
1.6 M. Makihara
1.7 L.A. Noto
1.8 J.W. Owens
1.9 S.J. Palmisano
1.10 J.E. Spero
1.11 S. Taurel
1.13 L.H. Zambrano
PROPOSAL 2: Ratification of Appointment of Independent    Issuer           For        For
Registered Public Accounting Firm
PROPOSAL 3: Amendment to Certificate to Eliminate         Issuer           For        For
Statutory Supermajority Voting: Merger of Consolidation
PROPOSAL 4: Amendment to Certificate to Eliminate         Issuer           For        For
Statutory Supermajority Voting: Disposition of All or
Substantially All of the Assets of the Corporation
Outside the Ordinary Course of Business
PROPOSAL 5: Amendment to Certificate to Eliminate         Issuer           For        For
Statutory Supermajority Voting: Plan for the Exchange
of Shares of the Corporation
PROPOSAL 6: Amendment to Certificate to Eliminate         Issuer           For        For
Statutory Supermajority Voting: Authorization of
Dissolution of the Corporation

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 7: Cumulative Voting                             Security Holder  Against    Against
PROPOSAL 8: Pension and Retirement Medical                Security Holder  Against    Against
PROPOSAL 9: Executive Compensation                        Security Holder  Against    Against
PROPOSAL 10: Offshoring                                   Security Holder  Against    Against
PROPOSAL 11: Majority Voting for Directors                Security Holder  Against    Against

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JOHNSON & JOHNSON

TICKER SYMBOL: JNJ                          CUSIP NO. 478160104
MEETING DATE:  04/26/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: Election of Directors                         Issuer           For All    For
1.1 Mary S. Coleman
1.2 James G. Cullen
1.3 Michael M.E. Johns
1.4 Arnold G. Langbo
1.5 Susan L. Lindquist
1.6 Leo F. Mullin
1.7 Christine A. Poon
1.8 Charles Prince
1.9 Steven S. Reinemund
1.10 David Satcher
1.11 William C. Weldon
PROPOSAL 2: Ratification of Appointment of                Issuer           For        For
PricwaterhouseCoopers LLP as Independent Registered
Public Accounting Firm
PROPOSAL 3: Proposal on Majority Voting Requirements      Security Holder  Against    Against
for Director Nominees
PROPOSAL 4: Proposal on Supplemental Retirement Plan      Security Holder  Against    Against

--------------------------------------------------------------------------------

JP MORGAN CHASE & CO.

TICKER SYMBOL: JPM                          CUSIP NO. 46625H100
MEETING DATE:  05/15/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: Election of Directors                         Issuer           For All    For
1.1 John H. Biggs
1.2 Stephen B. Burke
1.3 James S. Crown
1.4 James Dimon
1.5 Ellen V. Futter
1.6 William H. Gray, III
1.7 Laban P. Jackson, Jr.
1.8 Robert I. Lipp
1.9 David C. Novak
1.10 Lee R. Raymond
1.11 William C. Weldon
PROPOSAL 2: Appointment of Independent Registered         Issuer           For        For
Public Accounting Firm
PROPOSAL 3: Stock Options                                 Security Holder  Against    Against
PROPOSAL 4: Performance-Based Restricted Stock            Security Holder  Against    Against
PROPOSAL 5: Executive Compensation Approval               Security Holder  Against    Against
PROPOSAL 6: Separate Chairman                             Security Holder  Against    Against
PROPOSAL 7: Cumulative Voting                             Security Holder  Against    Against
PROPOSAL 8: Majority Voting for Directors                 Security Holder  Against    Against
PROPOSAL 9: Political Contributions Report                Security Holder  Against    Against
PROPOSAL 10: Slavery Apology Report                       Security Holder  Against    Against

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MICROSOFT CORP.

TICKER SYMBOL: MSFT                         CUSIP NO. 594918104
MEETING DATE:  11/14/06

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: Election of Directors                         Issuer           For All    For
1.A William H. Gates, III
1.B Steven A. Ballmer
1.C James I. Cash, Jr.
1.D Dina Dublon
1.E Raymond V. Gilmartin
1.F David F. Marquardt
1.G Charles H. Noski
1.H Helmut Panke
1.I John A. Shirley
PROPOSAL 2: Ratification of the Selection of Deloitte &   Issuer           For        For
Touche LLP as the Company's Independent Auditor
PROPOSAL 3: Restrictions on Selling Products and          Security Holder  Against    Against
Services to Foreign Governments
PROPOSAL 4: Sexual Orientation in Equal Employment        Security Holder  Against    Against
Opportunity Policy
PROPOSAL 5: Hiring of Proxy Advisor                       Security Holder  Against    Against

--------------------------------------------------------------------------------

PEPSICO, INC.

TICKER SYMBOL: PEP                          CUSIP NO. 713448108
MEETING DATE:  05/02/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: Election of Directors                         Issuer           For All    For
1.A D. Dublon
1.B V.J. Dzau
1.C R.L. Hunt
1.D A. Ibarguen
1.E A.C. Martinez
1.F I.K. Nooyi
1.G S.P. Rockefeller
1.H J.J. Schiro
1.I D. Vasella
1.J M.D. White
PROPOSAL 2: Approval of Independent Registered Public     Issuer           For        For
Accountants
PROPOSAL 3: Approval of 2007 Long-Term Incentive Plan     Issuer           For        For
PROPOSAL 4: Charitable Contributions                      Security Holder  Against    Against

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PFIZER, INC.

TICKER SYMBOL: PFE                          CUSIP NO. 717081103
MEETING DATE:  04/26/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: Election of Directors                         Issuer           For All    For
1.1 Dennis A. Ausiello
1.2 Michael S. Brown
1.3 M. Anthony Burns
1.4 Robert N. Burt
1.5 W. Don Cornwell
1.6 William H. Gray III
1.7 Constance J. Horner
1.8 William R. Howell
1.9 Jeffrey B. Kindler
1.10 George A. Lorch
1.11 Dana G. Mead
1.12 William C. Steere, Jr.
PROPOSAL 2: Ratify the Appointment of KPMG LLP as         Issuer           For        For
Independent Registered Public Accounting Firm for 2007
PROPOSAL 3: Shareholder Proposal Relating to Cumulative   Security Holder  Against    Against
Voting
PROPOSAL 4: Shareholder Proposal Requesting a Report on   Security Holder  Against    Against
the Rationale for Exporting Animal Experimentation
PROPOSAL 5: Shareholder Proposal Requesting a Report on   Security Holder  Against    Against
the Feasibility of Amending Pfizer's Corporate Policy
on Laboratory Animal Care and Use
PROPOSAL 6: Shareholder Proposal Relating to              Security Holder  Against    Against
Qualifications for Director Nominees

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SCHLUMBERGER, LTD.

TICKER SYMBOL: SLB                          CUSIP NO. 806857108
MEETING DATE:  04/11/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: Election of Directors                         Issuer           For All    For
1.1 P. Camus
1.2 J.S. Gorelick
1.3 A. Gould
1.4 T. Isaac
1.5 N. Kudryavtsev
1.6 A. Lajous
1.7 M.E. Marks
1.8 D. Primat
1.9 L.R. Reif
1.10 T.I. Sandvold
1.11 N. Seydoux
1.12 L.G. Stuntz
1.13 R. Talwar
PROPOSAL 2: Adoption and Approval of Financials and       Issuer           For        For
Dividends
PROPOSAL 3: Approval of Independent Registered Public     Issuer           For        For
Accounting Firm

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THE HOME DEPOT, INC.

TICKER SYMBOL: HD                           CUSIP NO. 437076102
MEETING DATE:  05/24/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: Election of Directors                         Issuer           For All    For
1A. David H. Batchelder
1B. Francis S. Blake
1C. Gregory D. Brenneman
1D. John L. Clendenin
1E. Claudio X. Gonzalez
1F. Milledge A. Hart, III
1G. Bonnie G. Hill
1H. Laban P. Jackson, Jr.
1I. Helen Johnson-Leipold
1J. Lawrence R. Johnston
1K. Kenneth G. Langone
PROPOSAL 2: Ratify the Appointment of KPMG LLP as         Issuer           For        For
Independent Registered Public Accounting Firm for
Fiscal Year Ending February 3, 2008
PROPOSAL 3: Poison Pill Implementation                    Security Holder  Against    Against
PROPOSAL 4: Employee Diversity Report Disclosure          Security Holder  Against    Against
PROPOSAL 5: Executive Officer Compensation                Security Holder  Against    Against
PROPOSAL 6: Management Bonuses                            Security Holder  Against    Against
PROPOSAL 7: Retirement Benefits                           Security Holder  Against    Against
PROPOSAL 8: Equity Compensation                           Security Holder  Against    Against
PROPOSAL 9: Pay for Superior Performance                  Security Holder  Against    Against
PROPOSAL 10: Political Nonpartisanship                    Security Holder  Against    Against
PROPOSAL 11: Proposal Regarding Chairman and CEO          Security Holder  Against    Against

--------------------------------------------------------------------------------

THE WALT DISNEY COMPANY

TICKER SYMBOL: DIS                          CUSIP NO. 254687106
MEETING DATE:  03/08/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: Election of Directors                         Issuer           Abstained  For
1.1 John E. Bryson
1.2 John S. Chen
1.3 Judith L. Estrin
1.4 Robert A. Iger
1.5 Steven P. Jobs
1.6 Fred H. Langhammer
1.7 Aylwin B. Lewis
1.8 Monica C. Lozano
1.9 Robert W. Matschullat
1.10 John E. Pepper, Jr.
1.11 Orin C. Smith
PROPOSAL 2: Ratify the Appointment of                     Issuer           Abstained  For
PricewaterhouseCoopers as the Company's Registered
Public Accountants for 2007
PROPOSAL 3: Approve the Amendments to the Amended and     Issuer           Abstained  For
Restated 2005 Stock Incentive Plan
PROPOSAL 4: Approve the Amended and Restated 2002         Issuer           Abstained  For
Executive Performance Plan
PROPOSAL 5: Approve the Shareholder Proposal Relating     Security Holder  Abstained  Against
to Greenmail
PROPOSAL 6: Approve the Shareholder Proposal to Amend     Security Holder  Abstained  Against
By-Laws Relating to Stockholder Rights Plans

--------------------------------------------------------------------------------

WAL-MART STORES, INC.

TICKER SYMBOL: WMT                          CUSIP NO. 931142103
MEETING DATE:  06/01/07

BALLOT ISSUE                                                PROPOSED BY    VOTE CAST  MGMT. REC.
------------                                              ---------------  ---------  ----------
PROPOSAL 1: Election of Directors                         Issuer           For All    For
1A. Aida M. Alvarez
1B. James W. Breyer
1C. M. Michele Burns
1D. James I. Cash, Jr.
1E. Roger C. Corbett
1F. Douglas N. Daft
1G. David D. Glass
1H. Roland A. Hernandez
1I. Allen I. Questrom
1J. H. Lee Scott, Jr.
1K. Jack C. Shewmaker
1L. Jim C. Walton
1M. S. Robson Walton
1N. Christopher J. Williams
1O. Linda S. Wolf
PROPOSAL 2: Ratification of Ernst & Young LLP as          Issuer           For        For
Independent Accountants
PROPOSAL 3: Charitable Contributions Report               Security Holder  Against    Against
PROPOSAL 4: Universal Health Care Policy                  Security Holder  Against    Against
PROPOSAL 5: Pay-for-Superior-Performance                  Security Holder  Against    Against
PROPOSAL 6: Equity Compensation Glass Ceiling             Security Holder  Against    Against
PROPOSAL 7: Compensation Disparity
PROPOSAL 8: Business Social Responsibility Report         Security Holder  Against    Against
PROPOSAL 9: Executive Compensation Report                 Security Holder  Against    Against
PROPOSAL 10: Political Contributions Report               Security Holder  Against    Against
PROPOSAL 11: Social and Reputation Impact Report          Security Holder  Against    Against
PROPOSAL 12: Cumulative Voting                            Security Holder  Against    Against
PROPOSAL 13: Qualifications for Director Nominees

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.


By: /s/ Michael F. Holland
    -----------------------
    Michael F. Holland
    President and Treasurer
    August 30, 2007